DISCONTINUED OPERATIONS AND LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2017
Discontinued Operations And Long Lived Assets Held For Sale And Liabilities Directly Associated With Long Lived Assets Held For Sale [Abstract]
Discontinued operations and long- lived assets held for sale and liabilities directly associated with Long Lived assets held for sale

NOTE 17: DISCONTINUED OPERATIONS AND LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE

Long lived assets held for sale and liabilities directly associated with long lived assets held for sale at December 31, 2017 comprise, S.A.B.A., Romaneasca, NIC and NBG Albania. As at December 31, 2016, long lived assets held for sale and liabilities directly associated with long lived assets held for sale in addition comprise, S.A.B.A., UBB and Interlease E.A.D., Romaneasca, NIC and NBG Albania. The profit and lossesincome or loss from discontinued operations for the period ended December 31, 2017, include S.A.B.A., UBB, Interlease E.A.D., Vojvodjanska, NBG Leasing doo, Romaneasca, NIC and NBG Albania. The comparative income or lossprofit / (loss) from discontinued operations for the periods ended December 31, 2016 and December 31, 2015, include Finansbank, S.A.B.A., UBB and Interlease E.A.D. (classified as discontinued operations in December 2016) and has been re-presented to also include Romaneasca, NIC, Vojvodjanska and NBG Leasing d.o.o. (classified as discontinued operations in June 2017) and NBG Albania (classified as discontinued operations in December 2017).

The disposal of the above subsidiaries is consistent with the Group’s capital action plan to address the capital shortfalls identified by the 2015 Comprehensive Assessment carried out by the ECB and satisfies the relevant commitment in the Revised Restructuring Plan.

Finansbank

On November 3, 2015, the Bank’s Board of Directors approved the plan to proceed with the disposal of its entire stake in Finansbank (the “Finansbank Transaction”). On December 21, 2015, the Bank’s Board of Directors approved the sale to Qatar National Bank (“QNB”) of NBG Group’s 99.81% stake in Finansbank A.S. together with NBG’s 29.87% direct stake in Finans Leasing. Furthermore, on January 18, 2016, the Extraordinary General Meeting of the Bank’s shareholders approved the transaction. The agreed consideration for the transaction amounts to EUR 2,750 million. In addition, according to the agreement, QNB would repay at the closing date the EUR 828 million (USD 910 million) subordinated debt that NBG has extended to Finansbank. Finansbank meets the definition of a discontinued operation because in accordance with ASC 205-20 “Discontinued Operations” represents a strategic shift. Finansbank was reported in business segment “Turkish Operations”.

Following the decision to dispose its entire stake in Finansbank, the Group, based on the agreed consideration, measured the assets and liabilities of the discontinued operation at the lower of carrying value or fair value less cost to sell and recognized an impairment loss of EUR 5,478 million during the period ended December 31, 2015 of which EUR 1,763 million related to the goodwill and EUR 96 million to intangibles recognized in the Group’s consolidated financial statements. For the remaining amount of EUR 3,619 million, a valuation allowance was recorded against long-lived assets held for sale. The carrying amount of the Group’s investment in Finansbank for impairment measurement purposes, included the cumulative translation loss adjustment of EUR 2,930 million, as required by ASC 830-30-45-13 through 45-15. Once the investment is sold, the cumulative translation loss adjustment will be derecognized from AOCI, thus increasing equity by EUR 2,930 million, with no impact in the income statement.

The disposal was completed on June 15, 2016 on which date control of Finansbank passed to QNB. Details of the net assets disposed of, and the calculation of the profit or loss on disposal, are disclosed in Note 4.

S.A.B.A.

On December 22, 2016 the Group entered into a definitive agreement with AFGRI Holdings Proprietary Limited (“AFGRI”), a company incorporated in the Republic of South Africa for the divestment to AFGRI of its 99.82% stake in its South African subsidiary S.A.B.A. The agreed consideration for the sale of the subsidiary amounts to EUR 19 million.

Following the decision to dispose of its entire stake in S.A.B.A., the Bank, based on the agreed consideration, assessed for impairment the carrying amount of the subsidiary and recognized an impairment loss of EUR 15 million (of which EUR 14 million in 2016) at the Group level which is included in the Profit / (loss)income or loss for the period from discontinued operations.

Closing of the transaction is expected during the third quarter of 2018 as it is subject to customary ongoing regulatory approvals, including from: (i) the South African Reserve Bank (ii) the South African Ministry of Finance and (iii) the South African Competition Commission and Competition Tribunal (already received). S.A.B.A. meets the definition of a discontinued operation because in accordance with ASC 205-20 “Discontinued Operations” represents a strategic shift.

UBB and Interlease E.A.D.

On December 30, 2016 the Bank entered into a definitive agreement with KBC for the divestment to KBC of its 99.91% stake in its Bulgarian subsidiary UBB and its 100% stake in Interlease E.A.D. The agreed consideration for the sale of the two subsidiaries amounteds to EUR 610 million. On April 26, 2017 UBB made a EUR 50 million dividend distribution to NBG, following approval of its Annual General Assembly.

The above agreement included the sale of the 30% stake in UBB-Metlife Life Insurance Company AD and 20% stake in UBB Insurance Broker AD held by NIC. The consideration amounted to EUR 11 million.

The disposal was completed on June 13, 2017, on which date control of Bulgarian oOperations passed to KBC. Details of the net assets disposed of, and the calculation of the profit income or loss on disposal, are disclosed in Note 4.

Ethniki Hellenic General Insurance S.A. (NIC)

On June 27, 2017, the NBG’s Board of Directors approved the divestiture of a 75.00% stake in NIC to EXIN Financial Services Holding B.V. (“EXIN”) and the establishment of an exclusive bancassurance agreement, which will govern the distribution of products of NIC via the NBG network.

However, on March 28, 2018, which was the last date (“Longstop Date”) for EXIN to fulfill certain condition precedents specified in the Share and Purchase Agreement (“SPA”) entered into between NBG and EXIN, the Bank took note that such condition precedents were not fulfilled and henceforth decided to terminate the SPA. Therefore, the Bank is consideringed various strategic options in relation to its investment in Ethniki InsuranceNIC and in line with its Restructuring Plan.

Following a decision of the Bank’s Board of Directors and in consultation with the HFSF, the Bank has renewed the sale process of NIC by approaching the remaining selected bidders that participated in the last stage of the binding offers phase in May 2017. Nevertheless, the management remains committed to sell the Company considers that the sale is highly probable and expects to conclude within 12 months. For this reason the CompanyNIC remains classified as long lived asset and discontinued operations.

Banca Romaneasca S.A.

On July 26, 2017, the Bank entered into a definitive agreement with OTP Bank Romania (“OTPR”) for the divestment to OTPR of its 99.28% stake in its Romanian subsidiary Romaneasca. The agreed consideration for the sale amounteds to EUR 72 million.

Following the decision to dispose of its entire stake in Romaneasca, the Bank based on the agreed consideration, assessed for impairment the carrying amount of the subsidiary and recognized an impairment loss of EUR 131 million at Group level which is included in the Profit / (loss)income or loss for the period from discontinued operations. The impairment loss includes loss of EUR 20 million regarding an agreed repayment of loans.

However, on March 19, 2018, the Bank announced that the National Bank of Romania (“NBR”) rejected OTPR’s application to acquire 99.28% of Romaneasca as NBR’s approval of OTP, as the new shareholder of Romaneasca, was a condition precedent for the closing of the transaction.

Nevertheless, the management remains committed to sell the Company considers that the sale is highly probable and expects to conclude within 12 months. For this reason the company remains classified as long lived asset and discontinued operations.

Vojvodjanska and NBG Leasing d.o.o. Belgrade (“Serbian operations”)

On August 4, 2017, the Bank entered into a definitive agreement with OTPS for the divestment to OTPS of its 100% stake in its subsidiaries in Serbia, Vojvodjanska and NBG Leasing d.o.o. Belgrade (along with the 100% held subsidiary NBG Services d.o.o. Belgrade). The agreed consideration for the sale amounted to EUR 125 million.

The disposal was completed on December 1, 2017, on which date control of Serbian Operations passed to OTPS. Details of the net assets disposed of, and the calculation of the profit or loss on disposal, are disclosed in Note 4.

Banka NBG Albania Sh.A.

On February 2, 2018, the Bank entered into a definitive agreement with American Bank of Investments S.A. (“ABI”) for the divestment to ABI of its entire stake (100.00%) in its subsidiary Banka NBG Albania Sh.A. (NBG Albania). The agreed consideration for the sale amounts to EUR 25 million.

Following the decision to dispose of its entire stake in NBG Albania, the Bank, based on the agreed consideration, assessed for impairment the carrying amount of the subsidiary and recognized an impairment loss of EUR 37 million at the Group level which is included in the Profit / (loss)income or loss for the period from discontinued operations.

As at December 31, 2017, the negotiations with the buyer were at an advanced stage, hence the investment met the criteria to be classified as held for sale and discontinued operations.

The transaction is subject to customary regulatory and other approvals, including from (i) the Bank of Albania and (ii) the Competition Authority of Albania. Closing is expected to occur by the end of the third quarter of 2018.

Discontinued operations, long-lived assets held for sale and the liabilities directly associated with long-lived assets at December 31, comprised:

		As at December 31,
		2016	2017
		(EUR in millions)
ASSETS
Cash and due from banks		346	78
Deposits with Central Bank		464	127
Securities purchased under agreements to resell		7	-
Interest bearing deposits with banks		221	144
Trading assets		573	14
Derivative assets		1	3
Available-for-sale securities		2.873	2.527
Equity method investments		5	-
Loans		4.667	1.376
Less: Allowance for loan losses		(613)	(84)
Net loans		4.054	1.292
Goodwill		3	-
Software and other intangibles		22	13
Premises and equipment		173	104
Accrued interest receivable		42	21
Other assets		856	701
Total assets of the discontinued operations		9.640	5.024
Total assets of disposal groups classified as held for sale		4	-
TOTAL ASSETS		9.644	5.024

LIABILITIES AND SHAREHOLDERS’ EQUITY
Interest bearing deposits		4.471	968
Non-interest bearing deposits		289	73
Total deposits		4.760	1.041
Securities sold under agreements to repurchase		10	6
Derivative liabilities		2	1
Accounts payable, accrued expenses and other liabilities		379	813
Insurance reserves		2.193	1.930
Long-term debt		12	-
Total liabilities of the discontinued operations		7.356	3.791
Total liabilities		7.356	3.791

	Year ended December 31,
	2015	2016	2017
	(EUR in millions)
Net interest income before provision for loan losses	1.734	887	203
Provision for loan losses	(499)	(265)	(32)
Net interest income after provision for loan losses	1.235	622	171
Total non-interest income excluding gains / (losses) on investment securities	865	569	644

Net realized gains on sales of available-for-sale securities	19	33	16
Other-Than-Temporary-Impairment (of which NIL was recognized in OCI)	(9)	(4)	-
Net realized gains on sales of held to maturity securities	1	1	-
Net gains on available for sale and held to maturity securities	11	30	16
Total non-interest income	876	599	660

Total non-interest expense	(1.540)	(1.161)	(708)
Income before income tax	571	60	123
Income tax expense	(72)	(12)	25
Net Income from discontinuing operations before impairments	499	48	148
Impairment of goodwill and PPA's	(1.965)	-	-
Impairment of assets classified as discontinued operations	(3.619)	(5)	(170)
Losses from disposal of discontinued operations	-	(105)	(213)
Net loss from discontinuing operations after impairments	(5.085)	(62)	(235)
NET LOSS attributable to NBG shareholders	(5.085)	(62)	(235)

	Year ended December 31,
	2015	2016	2017
	(EUR in millions)
Cash Flows from discontinued Operations
Cash flows used in operating activities	(1.191)	(2.491)	(254)
Cash flows provided by / (used in) investing activities	(1.801)	811	283